WARRANTS (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Sep. 30, 2016
Warrants and Rights Note Disclosure [Abstract]
Schedule Of Share Based Compensation Stock Purchase Warrants Activity [Table Text Block]
The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Weighted-Average Exercise Price ($)
Outstanding and exercisable, December 31, 2014	-	-
Issued	10,823,450	1.35
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Outstanding and exercisable, December 31, 2015	18,049,075	1.35
Issued	18,049,075	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35

The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Average Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Outstanding and exercisable, December 31, 2015	18,049,075	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, September 30, 2016	17,638,243	1.36

Schedule of Common Share Purchase Warrants Outstanding [Table Text Block]
The following is a summary of common share purchase warrants outstanding as of March 31, 2016:

Exercise Price ($)		Number of Warrants	Expiry Date
1.40	Note 8(vi)	7,735,750	February 26, 2019
0.80	Note 8(vi)	773,575	February 26, 2019
1.40	Note 8(viii)	1,212,500	March 27, 2019
0.80	Note 8(viii)	121,250	February 26, 2019
1.40	Note 8(ix)	891,250	March 31, 2019
0.80	Note 8(ix)	89,125	February 26, 2019
1.40	Note 8(x)	3,115,000	April 21, 2019
0.80	Note 8(x)	311,500	February 26, 2019
1.40	Note 8(xi)	1,418,750	May 27, 2019
0.80	Note 8(xi)	141,875	February 26, 2019
1.40	Note 8(xii)	2,035,000	June 30, 2019
0.80	Note 8(xii)	54,713	February 26, 2019
		17,900,288

The following is a summary of common share purchase warrants outstanding as of September 30, 2016:

Exercise Price ($)		Number of Warrants
1.40		7,735,750	February 26, 2019
1.40		1,212,500	March 27, 2019
1.40		891,250	March 31, 2019
1.40	Note 9(i)	3,115,000	April 21, 2019
1.40	Note 9 (ii)	1,418,750	May 27, 2019
1.40	Note 9(iii)	2,035,000	June 30, 2019
0.80	Note 9 (i) to (iii)	1,229,993	February 26, 2019
		17,638,243

Schedule Of Warrant derivative liability [Table Text Block]
The following summarizes the changes in the value of the warrant derivative liability from inception until March 31, 2016:

		Number of Warrants	Value ($)

Warrants issued in February 26, 2015 financing	Note 8(vi)	8,509,325	550,374
Warrants issued in March 27, 2015 financing	Note 8(viii)	1,333,750	1,036,325
Warrants issued in March 31, 2015 financing	Note 8(ix)	980,375	759,290
Change in fair value of warrant derivative liability			6,036,659
Balance at March 31, 2015			8,382,648
Warrants issued in April 21, 2015 financing	Note 8(x)	3,426,500	2,588,722
Warrants issued in May 27, 2015 financing	Note 8(xi)	1,560,625	1,025,173
Warrants issued in June 30, 2015 financing	Note 8(xii)	2,238,500	1,490,969
Change in fair value of warrant derivative liability			(7,419,643)
Balance at December 31, 2015			6,067,869
Fair value of warrants exercised			(60,966)
Change in fair value of warrant derivative liability			(870,913)
Balance at March 31, 2016			5,135,990

The following summarizes the changes in the value of the warrant derivative liability from inception until September 30, 2016:

	Number of Warrants	Value ($)

Balance at March 31, 2015	10,823,450	8,382,648
Warrants issued in April 21, 2015 financing	3,426,500	2,588,722
Warrants issued in May 27, 2015 financing	1,560,625	1,025,173
Warrants issued in June 30, 2015 financing	2,238,500	1,490,969
Change in fair value of warrant derivative liability	-	(7,419,643)
Balance at December 31, 2015	18,049,075	6,067,869
Fair value of warrants exercised	(148,787)	(60,966)
Change in fair value of warrant derivative liability	-	(870,913)
Balance at March 31, 2016	17,900,288	5,135,990
Change in fair value of warrant derivative liability	-	(1,739,047)
Fair value of warrants exercised	(262,045)	(43,562)
Balance at September 30, 2016	17,638,243	3,353,381

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The key inputs and assumptions used in the simulation model at inception and at March 31, 2016 and 2015 and December 31, 2015 are as follows:

Grant date	Number of Warrants	Expected life in years	Exercise Price ($)	Risk free rate	Dividend rate	Expected volatility	Fair value ($)
At Inception:
February 26, 2015	7,735,750	4	1.4	0.44%	0%	51.83%	464,784
February 26, 2015	773,575	4	0.8	0.44%	0%	51.83%	85,590
March 27, 2015	1,212,500	3.92	1.4	0.43%	0%	52.37%	950,913
March 27, 2015	121,250	3.92	0.8	0.43%	0%	52.37%	85,412
March 31, 2015	891,250	3.91	1.4	0.41%	0%	52.45%	696,582
March 31, 2015	89,125	3.91	0.8	0.41%	0%	52.45%	62,708
April 21, 2015	3,115,000	3.85	1.4	0.68%	0%	51.54%	2,371,956
April 21, 2015	311,500	3.85	0.8	0.68%	0%	51.54%	216,766
May 27, 2015	1,418,750	3.76	1.4	0.46%	0%	51.74%	933,065
May 27, 2015	141,875	3.76	0.8	0.46%	0%	51.74%	92,108
June 30, 2015	2,035,000	3.66	1.4	0.37%	0%	52.94%	1,356,512
June 30, 2015	203,500	3.66	0.8	0.37%	0%	52.94%	134,457

At Period End:
March 31, 2016	16,408,250	2.91	1.4	0.21%	0%	62.96%	4,585,539
March 31, 2016	1,492,038	2.91	0.8	0.21%	0%	62.96%	550,451

At Period End:
December 31, 2015	16,408,250	3.16	1.4	0.65%	0%	53.58%	5,315,536
December 31, 2015	1,640,825	3.16	0.8	0.65%	0%	53.58%	752,333

At Period End:
March 31, 2015	9,839,500	3.91	1.4	0.41%	0%	52.45%	7,690,340
March 31, 2015	983,950	3.91	0.8	0.41%	0%	52.45%	692,308

The key inputs and assumptions used in the simulation model at inception and at September 30, 3016 and March 31, 2016 are as follows:

Grant date	Number of Warrants	Expected life in years	Exercise Price ($)	Risk free rate	Dividend rate	Expected volatility	Fair value ($)
At Inception:
February 26, 2015	7,735,750	4	1.4	0.44%	0%	51.83%	464,784
February 26, 2015	773,575	4	0.8	0.44%	0%	51.83%	85,590
March 27, 2015	1,212,500	3.92	1.4	0.43%	0%	52.37%	950,913
March 27, 2015	121,250	3.92	0.8	0.43%	0%	52.37%	85,412
March 31, 2015	891,250	3.91	1.4	0.41%	0%	52.45%	696,582
March 31, 2015	89,125	3.91	0.8	0.41%	0%	52.45%	62,708
April 21, 2015	3,115,000	3.85	1.4	0.68%	0%	51.54%	2,371,956
April 21, 2015	311,500	3.85	0.8	0.68%	0%	51.54%	216,766
May 27, 2015	1,418,750	3.76	1.4	0.46%	0%	51.74%	933,065
May 27, 2015	141,875	3.76	0.8	0.46%	0%	51.74%	92,108
June 30, 2015	2,035,000	3.66	1.4	0.37%	0%	52.94%	1,356,512
June 30, 2015	203,500	3.66	0.8	0.37%	0%	52.94%	134,457

At year end March 31, 2016:
March 31, 2016	16,408,250	2.91	1.4	0.21%	0%	62.96%	4,585,539
March 31, 2016	1,492,038	2.91	0.8	0.21%	0%	62.96%	550,451

At Period End:
September 30, 2016	16,408,250	2.50	1.4	0.84%	0%	69.68%	3,008,245
September 30, 2016	1,229,993	2.50	0.8	0.84%	0%	69.68%	345,136